Short-Term Investments	12 Months Ended
May 31, 2025
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
Short-term investments consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Wealth management products measured at fair value	1,988,907	1,744,835
Trading securities	76,672	128,667

	2,065,579	1,873,502

Short-term investments mainly consist of wealth management products with variable interest rates where principal is unsecured and maturities range from one month to less than one year and trading securities. Starting from June 1, 2022, the Group elects the fair value option to record wealth management products in accordance with ASC 825 Financial
Instr
uments. Changes in the fair value are reflected in the consolidated statements of operations.